UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-04616

Name of Registrant:	Putnam High Yield Fund

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Stephen J. Tate, Vice President and Chief Legal Officer
Putnam High Yield Fund
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	617-292-1000

Date of fiscal year end:	11/30

Date of reporting period:	07/01/2022 - 06/30/2023

Registrant :	Putnam High Yield Fund
Fund Name :	Putnam High Yield Fund

Cooperatieve Rabobank U.A.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NA	CINS N22634XZ2	05/16/2023		Take No Action
	Meeting Type	Country of Trade
	Bond	Netherlands
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	2	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	3	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	4	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	5	Non-Voting Agenda Item	N/A	N/A	TNA	N/A
	6	Announcements And Minutes Of The Meeting Dated 24 May 2022	Mgmt	N/A	TNA	N/A
	7	Report On Rabobank Certificates And The Activities Of The Stak In 2022	Mgmt	N/A	TNA	N/A
	8	Elaboration On Risk And Payment Policies Pursued As Well As Rabobanks Fy2022 Figures (including Any Relevant Recent Development)	Mgmt	N/A	TNA	N/A
	9	Non-Voting Agenda Item	N/A	N/A	TNA	N/A
	10	Non-Voting Meeting Note	N/A	N/A	TNA	N/A

OneMain Holdings, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OMF	CUSIP 68268W103	06/13/2023		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Phyllis R. Caldwell	Mgmt	For	For	For
	1.2	Elect Roy A. Guthrie	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For
	4	Repeal of Classified Board	Mgmt	For	For	For
	5	Adoption of Majority Voting in Uncontested Elections	Mgmt	For	For	For

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:	Putnam High Yield Fund

By:	/s/Stephen J. Tate

Name:	Stephen J. Tate

Title:	Vice President, Chief Legal Officer of Putnam High Yield Fund

Date:	August 23, 2023